Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Document and Entity Information:
Entity Registrant Name	BIOTRICITY INC.
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Trading Symbol	btcy
Amendment Flag	false
Entity Central Index Key	0001630113
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	18,798,000
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY